COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCIES
Capital expenditure commitment	¥ 1,316,659	$ 201,787